Stockholders' Equity - Common Stock Issuances - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)	67,091	14,715
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock [Member]
Stockholders Equity Note [Line Items]
Convertible preferred stock, shares upon Conversion	13,455
Common stock, par value (in dollars per share)	$ 0.01
Series E and E1 Convertible Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)	565